Equity_Capital Surplus(Details) $ in Thousands, ₩ in Millions	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)
Miscellaneous Equity Abstract [Abstract]
Share premium	₩ 13,190,274		₩ 13,190,274
Loss On Sales Of Treasury Shares	(481,332)		(568,544)
Other capital surplus	4,413,286		4,373,172
Total	₩ 17,122,228	$ 16,040,760	₩ 16,994,902